Vanguard Short-Term Federal Fund

Schedule of Investments (unaudited)
As of October 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (93.7%)
U.S. Government Securities (13.8%)
	United States Treasury Note/Bond	1.500%	1/31/22	300,000	299,814
	United States Treasury Note/Bond	1.875%	1/31/22	14,000	14,103
	United States Treasury Note/Bond	1.750%	3/31/22	35,000	35,186
	United States Treasury Note/Bond	2.250%	4/15/22	43,000	43,745
	United States Treasury Note/Bond	1.750%	6/15/22	46,400	46,690
	United States Treasury Note/Bond	1.375%	10/15/22	69,300	69,029
	United States Treasury Note/Bond	2.750%	6/30/25	77,000	81,896
	United States Treasury Note/Bond	3.000%	10/31/25	33,300	35,985
	United States Treasury Note/Bond	1.875%	7/31/26	18,600	18,925
1	United States Treasury Note/Bond	1.625%	8/15/29	19,400	19,285
					664,658
Agency Bonds and Notes (40.8%)
2	AID-Israel	0.000%	11/1/19	14,470	14,469
2	AID-Israel	5.500%	9/18/23	1,713	1,958
2	AID-Israel	5.500%	12/4/23	3,600	4,139
2	AID-Israel	5.500%	4/26/24	1,615	1,879
2	AID-Israel	0.000%	11/1/24	6,905	6,287
2	AID-Jordan	2.503%	10/30/20	2,600	2,614
2	AID-Tunisia	1.416%	8/5/21	8,800	8,707
3	Fannie Mae Principal Strip	0.000%	1/15/30	5,100	4,095
	Federal Home Loan Banks	1.750%	6/12/20	20,000	20,014
4	Federal Home Loan Banks	1.800%	8/28/20	50,000	50,006
4	Federal Home Loan Banks	1.800%	8/28/20	123,250	123,265
	Federal Home Loan Banks	1.500%	8/15/24	65,000	64,732
	Federal Home Loan Banks	3.250%	11/16/28	21,500	23,937
3,4 Federal Home Loan Mortgage Corp.		1.800%	4/13/20	75,000	75,023
3,4 Federal Home Loan Mortgage Corp.		1.700%	9/29/20	164,060	164,040
3,4 Federal Home Loan Mortgage Corp.		1.800%	9/29/20	75,000	75,017
3,4 Federal National Mortgage Assn.		1.250%	11/25/19	75,000	74,981
3,4 Federal National Mortgage Assn.		1.150%	11/29/19	77,500	77,472
3,4 Federal National Mortgage Assn.		1.750%	1/17/20	50,000	50,010
3	Federal National Mortgage Assn.	1.375%	9/6/22	100,000	99,484
3	Federal National Mortgage Assn.	2.875%	9/12/23	4,900	5,137
3	Federal National Mortgage Assn.	2.500%	2/5/24	65,000	67,510
3	Federal National Mortgage Assn.	1.750%	7/2/24	124,000	124,947
3	Federal National Mortgage Assn.	1.625%	10/15/24	238,000	238,174
3	Freddie Mac Strips	0.000%	7/15/32	37,300	28,023
	Government Trust Certificate	0.000%	4/1/20	10,419	10,340
	Government Trust Certificate	0.000%	10/1/20	7,711	7,585
	Private Export Funding Corp.	2.250%	3/15/20	12,393	12,412
	Private Export Funding Corp.	2.300%	9/15/20	17,450	17,516
	Private Export Funding Corp.	4.300%	12/15/21	4,430	4,674
	Private Export Funding Corp.	3.550%	1/15/24	15,500	16,640
	Private Export Funding Corp.	2.450%	7/15/24	5,300	5,467
	Private Export Funding Corp.	3.250%	6/15/25	16,200	17,416
	Resolution Funding Corp.	0.000%	1/15/28	6,400	5,440
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	11,864	10,323
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	9,894	8,458

Resolution Funding Corp. Interest Strip	0.000%	4/15/28	4,590	3,876
Resolution Funding Corp. Principal Strip	0.000%	7/15/20	88,370	87,324
Resolution Funding Corp. Principal Strip	0.000%	10/15/20	269,717	265,428
Tennessee Valley Authority	2.250%	3/15/20	61,100	61,242
Tennessee Valley Authority Principal Strip	0.000%	11/1/25	17,342	15,449
1,955,510
Conventional Mortgage-Backed Securities (26.7%)
3,4 Fannie Mae Pool	2.000%	10/1/27–7/1/28	5,075	5,077
3,4 Fannie Mae Pool	2.500%	2/1/28–8/1/34	97,312	98,466
3,4 Fannie Mae Pool	3.000%	12/1/20–9/1/49	101,828	104,790
3,4 Fannie Mae Pool	3.500%	8/1/20–8/1/49	286,008	292,896
3,4 Fannie Mae Pool	4.000%	11/1/19–11/1/49	1,054,209	141,351
3,4 Fannie Mae Pool	4.500%	12/1/19–7/1/49	53,032	56,744
3,4 Fannie Mae Pool	5.000%	8/1/20–3/1/38	2,265	2,460
3,4 Fannie Mae Pool	5.500%	2/1/20–1/1/25	129	135
3,4 Fannie Mae Pool	6.000%	5/1/24	—	—
3,4 Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	5,838	5,788
3,4 Freddie Mac Gold Pool	2.500%	6/1/22–10/1/31	17,034	17,317
3,4 Freddie Mac Gold Pool	3.000%	11/1/29–3/1/31	27,309	28,107
3,4 Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	10,506	10,921
3,4 Freddie Mac Gold Pool	4.000%	11/1/19–1/1/29	4,808	5,024
3,4 Freddie Mac Gold Pool	4.500%	8/1/20–9/1/26	3,255	3,352
3,4 Freddie Mac Gold Pool	5.000%	2/1/20–6/1/25	1,061	1,112
4	UMBS Pool	2.500%	9/1/34	40,193	40,641
4	UMBS Pool	3.000%	9/1/34	60,694	62,252
4	UMBS Pool	3.500%	8/1/29–8/1/49	258,855	266,282
4	UMBS Pool	4.000%	3/1/49–4/1/49	121,050	125,538
4	UMBS Pool	4.500%	8/1/49	13,050	13,920
4	UMBS TBA	2.500%	7/1/34–8/1/34	219,000	—
1,282,173
Nonconventional Mortgage-Backed Securities (12.4%)
3,4 Fannie Mae REMICS 2017-109	3.500%	11/25/45	3,492	3,656
3,4 Fannie Mae REMICS 2018-13	3.000%	3/25/48	24,535	24,997
3,4 Fannie Mae REMICS 2018-15	3.500%	10/25/44	3,883	4,051
3,4 Fannie Mae REMICS 2018-66	3.000%	5/25/47	10,581	10,741
3,4 Fannie Mae-Aces 2012-123F	1.500%	11/25/42	19,034	18,688
3,4 Fannie Mae-Aces 2013-104A	3.000%	10/25/33	6,730	7,006
3,4 Fannie Mae-Aces 2013-49B	1.650%	12/25/42	21,832	21,215
3,4 Fannie Mae-Aces 2013-53G	1.500%	12/25/41	31,302	30,788
3,4 Fannie Mae-Aces 2013-57G	1.750%	6/25/41	12,294	12,159
3,4 Fannie Mae-Aces 2017-67D	3.000%	2/25/44	3,038	3,128
3,4 Fannie Mae-Aces 2017-74C	3.000%	8/25/46	12,563	12,957
3,4 Fannie Mae-Aces 2018-18D	3.500%	4/25/43	39,075	40,179
3,4 Fannie Mae-Aces 2018-76E	3.500%	7/25/43	17,415	17,947
3,4 Fannie Mae-Aces 2018-91A	4.000%	12/25/46	8,568	9,019
3,4 FHLMC Multifamily Structured Pass Through
Certificates 4122C	1.500%	10/15/42	27,531	27,017
3,4 FHLMC Multifamily Structured Pass Through
Certificates 4122H	1.500%	10/15/42	15,817	15,499
3,4 FHLMC Multifamily Structured Pass Through
Certificates 4395E	1.750%	7/15/45	40,850	40,218
3,4 FHLMC Multifamily Structured Pass Through
Certificates 4395E	2.500%	4/15/37	23,893	24,237
3,4 FHLMC Multifamily Structured Pass Through
Certificates 4460A	1.750%	4/15/41	40,733	40,047

3,4 FHLMC Multifamily Structured Pass Through
	Certificates 4468F	1.600%	4/15/41	26,558	25,936
3,4 FHLMC Multifamily Structured Pass Through
	Certificates 4852D	4.000%	10/15/46	18,270	19,011
3,4 Freddie Mac REMICS		3.000%	11/25/47–12/15/47	14,609	14,806
4	Ginnie Mae REMICS	2.500%	9/20/43	5,761	5,804
4	Ginnie Mae REMICS	3.000%	8/20/44–3/20/48	136,622	138,725
4	Ginnie Mae REMICS	3.500%	4/20/48	4,000	4,155
4	Ginnie Mae REMICS	4.000%	10/20/47–9/20/48	20,604	21,625
					593,611
Total U.S. Government and Agency Obligations (Cost $4,463,513)					4,495,952
Asset-Backed/Commercial Mortgage-Backed Securities (6.5%)
4	Small Business Administration Participation
	Certs 2002-20L	5.100%	12/1/22	297	306
4	Small Business Administration Participation
	Certs 2004-20F	5.520%	6/1/24	699	731
4	Small Business Administration Participation
	Certs 2004-20G	5.190%	7/1/24	203	212
4	Small Business Administration Participation
	Certs 2005-20A	4.860%	1/1/25	207	216
4	Small Business Administration Participation
	Certs 2005-20B	4.625%	2/1/25	87	90
4	Small Business Administration Participation
	Certs 2005-20C	4.950%	3/1/25	62	65
4	Small Business Administration Participation
	Certs 2005-20G	4.750%	7/1/25	52	54
4	Small Business Administration Participation
	Certs 2005-20J	5.090%	10/1/25	537	568
4	Small Business Administration Participation
	Certs 2006-20D	5.640%	4/1/26	685	735
4	Small Business Administration Participation
	Certs 2006-20H	5.700%	8/1/26	961	1,030
4	Small Business Administration Participation
	Certs 2006-20J	5.370%	10/1/26	2,493	2,682
4	Small Business Administration Participation
	Certs 2006-20K	5.360%	11/1/26	4,865	5,238
4	Small Business Administration Participation
	Certs 2006-20L	5.120%	12/1/26	1,313	1,382
4	Small Business Administration Participation
	Certs 2007-20D	5.320%	4/1/27	830	885
4	Small Business Administration Participation
	Certs 2007-20G	5.820%	7/1/27	698	753
4	Small Business Administration Participation
	Certs 2007-20I	5.560%	9/1/27	3,234	3,466
4	Small Business Administration Participation
	Certs 2007-20L	5.290%	12/1/27	47	50
4	Small Business Administration Participation
	Certs 2008-20B	5.160%	2/1/28	110	117
4	Small Business Administration Participation
	Certs 2008-20C	5.490%	3/1/28	90	96
4	Small Business Administration Participation
	Certs 2008-20D	5.370%	4/1/28	226	244
4	Small Business Administration Participation
	Certs 2008-20F	5.680%	6/1/28	99	107
4	Small Business Administration Participation
	Certs 2008-20H	6.020%	8/1/28	71	77

4 Small Business Administration Participation
Certs 2008-20J	5.630%	10/1/28	92	100
4 Small Business Administration Participation
Certs 2009-10F	2.980%	11/1/19	25	25
4 Small Business Administration Participation
Certs 2009-20A	5.720%	1/1/29	63	68
4 Small Business Administration Participation
Certs 2009-20D	4.310%	4/1/29	55	59
4 Small Business Administration Participation
Certs 2009-20I	4.200%	9/1/29	1,272	1,342
4 Small Business Administration Participation
Certs 2009-20J	3.920%	10/1/29	2,023	2,108
4 Small Business Administration Participation
Certs 2009-20K	4.090%	11/1/29	1,088	1,143
4 Small Business Administration Participation
Certs 2010-20H	3.520%	8/1/30	160	167
4 Small Business Administration Participation
Certs 2011-20B	4.220%	2/1/31	343	363
4 Small Business Administration Participation
Certs 2011-20H	3.290%	8/1/31	71	73
4 Small Business Administration Participation
Certs 2012-20I	2.200%	9/1/32	52	53
4 Small Business Administration Participation
Certs 2013-20G	3.150%	7/1/33	91	95
4 Small Business Administration Participation
Certs 2013-20K	3.380%	11/1/33	100	106
4 Small Business Administration Participation
Certs 2017-20	2.780%	12/1/37	8,873	9,159
4 Small Business Administration Participation
Certs 2017-20	3.310%	4/1/38	28,136	29,851
4 Small Business Administration Participation
Certs 2017-20	3.600%	6/1/38	15,370	16,530
4 Small Business Administration Participation
Certs 2017-20	3.370%	1/1/39	9,571	10,194
4 Small Business Administration Participation
Certs 2018-20	2.920%	1/1/38	12,255	12,733
4 Small Business Administration Participation
Certs 2018-20	3.220%	2/1/38	19,306	20,366
4 Small Business Administration Participation
Certs 2018-20C	5.230%	3/1/27	992	1,061
4 Small Business Administration Participation
Certs 2018-20C	3.200%	3/1/38	39,902	42,141
4 Small Business Administration Participation
Certs 2018-20E	5.310%	5/1/27	1,988	2,124
4 Small Business Administration Participation
Certs 2018-20E	3.500%	5/1/38	8,510	9,128
4 Small Business Administration Participation
Certs 2018-20J	3.770%	10/1/38	26,010	28,338
4 Small Business Administration Participation
Certs 2018-20J	2.690%	7/1/44	11,000	11,291
4 Small Business Administration Participation
Certs 2018-20k	3.870%	11/1/38	16,986	18,479
4 Small Business Administration Participation
Certs 2018-20L	3.540%	12/1/38	21,594	23,166
4 Small Business Administration Participation
Certs 2018-25F	3.670%	12/1/43	2,269	2,448

4 Small Business Administration Participation
Certs 2019-20C	3.200%		3/1/39	8,806	9,324
4 Small Business Administration Participation
Certs 2019-25E	3.070%		5/1/44	6,400	6,679
4 Small Business Administration Participation
Certs 2019-25F	2.770%		6/1/44	10,400	10,731
4 Small Business Administration Participation
Certs 2019-25H	2.310%		8/1/44	12,000	12,047
4 Small Business Administration Participation
Certs 2019-25J	2.220%		10/1/44	8,700	8,642
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $293,664)					309,238
				Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
5 Vanguard Market Liquidity Fund (Cost $98,473)	1.984%			984,669	98,477
				Notional
	Expiration		Exercise	Amount
	Date	Contracts	Price	($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Put Options
10-Year U.S. Treasury Note Futures Contracts	11/22/19	1,000	$129.00	129,000	125
Total Options Purchased (Cost $127)					125
Total Investments (102.3%) (Cost $4,855,777)					4,903,792
				Face
			Maturity	Amount
	Coupon		Date	($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-15.4%)
4 UMBS TBA	3.000%		11/1/49	(31,750)	(32,261)
4 UMBS TBA	3.500%	8/1/34–12/1/49		(781,400)	(450,581)
4 UMBS TBA	4.000%	11/1/34–12/1/49		(253,150)	(224,400)
4 UMBS TBA	4.500%		11/1/49	(30,000)	(31,552)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $737,778)					(738,794)
Other Assets and Liabilities-Net (13.1%)[6]					630,520
Net Assets (100%)					4,795,518

1 Securities with a value of $2,386,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes premium received of $505,000.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.
UMBS—Uniform Mortgage-Backed Securities.

Short-Term Federal Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Put Options
2-Year U.S. Treasury Note Futures Contracts	11/22/19	1,184	$107.75	127,576	(259)
Total Options Written (Premiums Received $505)					(259)

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2019	2,272	270,830	(794)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2019	(888)	(126,193)	(1,033)
30-Year U.S. Treasury Bond	December 2019	(159)	(25,659)	794
10-Year U.S. Treasury Note	December 2019	(173)	(22,541)	(38)
2-Year U.S. Treasury Note	December 2019	(36)	(7,762)	(10)
Ultra Long U.S. Treasury Bond	December 2019	(36)	(6,831)	(130)
				(417)
				(1,211)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect

Short-Term Federal Fund

correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation
(depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At October 31, 2019, counterparties had deposited in segregated accounts cash of $1,765,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also

Short-Term Federal Fund

entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,495,952	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	309,238	—
Temporary Cash Investments	98,477	—	—
Conventional Mortgage-Backed Securities—
Liability for Sale Commitments	—	(738,794)	—
Option Purchased	125	—	—
Option Written	(259)	—	—
Futures Contracts—Assets[1]	797	—	—
Futures Contracts—Liabilities[1]	(1,611)	—	—
Total	97,529	4,066,396	—
1 Represents variation margin on the last day of the reporting period.